EMPLOYEE POST-RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2012
EMPLOYEE POST-RETIREMENT BENEFITS
EMPLOYEE POST-RETIREMENT BENEFITS

20.  EMPLOYEE POST-RETIREMENT BENEFITS

The Company sponsors DB Plans for its employees. Pension benefits provided under the DB Plans are based on years of service and highest average earnings over three consecutive years of employment. Upon commencement of retirement, pension benefits in the Canadian DB Plans increase annually by a portion of the increase in the Consumer Price Index. Past service costs are amortized over the expected average remaining service life of employees, which is approximately nine years (2011 – eight years; 2010 – eight years).

The Company also provides its employees with a Savings Plan in Canada, DC Plans consisting of 401(k) Plans in the U.S., and post-employment benefits other than pensions, including termination benefits and life insurance and medical benefits beyond those provided by government-sponsored plans. Past service costs are amortized over the expected average remaining life expectancy of former employees, which was approximately 12 years at December 31, 2012 (2011 – 12 years; 2010 – 12 years). In 2012, the Company expensed $24 million (2011 – $23 million, 2010 – $21 million) for the Savings Plan and DC Plans.

Total cash payments for employee post-retirement benefits, consisting of cash contributed by the Company to the DB Plans and other benefit plans, was $114 million in 2012 (2011 – $93 million, 2010 – $127 million), including $24 million in 2012 (2011- $23 million, 2010 – $21 million) related to the Savings Plan and DC Plans. In addition to these cash payments, in 2012 the Company provided a $48 million letter of credit to the Canadian DB Plan (2011 – $27 million), resulting in a total of $75 million provided to the Canadian DB Plan under letters of credit at December 31, 2012.

The Company measures its accrued benefit obligations and the fair value of plan assets for accounting purposes as at December 31 of each year. The most recent actuarial valuation of the pension plans for funding purposes was as at January 1, 2013, and the next required valuation will be as at January 1, 2014.

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian dollars)	2012	2011	2012	2011

Change in Benefit Obligation[1]
Benefit obligation – beginning of year	1,836	1,622	170	159
Service cost	66	54	2	2
Interest cost	94	91	8	9
Employee contributions	4	4	1	1
Benefits paid	(79)	(71)	(9)	(9)
Actuarial loss	227	131	16	7
Foreign exchange rate changes	(6)	5	(2)	1

Benefit obligation – end of year	2,142	1,836	186	170

Change in Plan Assets
Plan assets at fair value – beginning of year	1,656	1,636	29	29
Actual return on plan assets	165	21	4	–
Employer contributions	83	62	7	8
Employee contributions	4	4	1	1
Benefits paid	(79)	(71)	(9)	(9)
Foreign exchange rate changes	(4)	4	–	–

Plan assets at fair value – end of year	1,825	1,656	32	29

Funded Status – Plan Deficit	(317)	(180)	(154)	(141)

[1]
The benefit obligation for the Company's pension benefit plan represents the projected benefit obligation. The benefit obligation for the Company's other post-retirement benefit plans represents the accumulated post-retirement benefit obligation.

The amounts recognized in the Company's Balance Sheet for its DB plans and other post-retirement benefits plans are as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian dollars)	2012	2011	2012	2011

Intangible and Other Assets (Note 10)	–	–	11	–
Other Long-Term Liabilities (Note 13)	(317)	(180)	(165)	(141)

	(317)	(180)	(154)	(141)

Included in the above benefit obligation and fair value of plan assets were the following amounts for plans that are not fully funded:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian dollars)	2012	2011	2012	2011

Benefit obligation	(2,142)	(1,836)	(186)	(170)
Plan assets at fair value	1,825	1,656	32	29

Funded Status – Deficit	(317)	(180)	(154)	(141)

The accumulated benefit obligation for all DB pension plans at December 31, 2012 is $1,966 million (2011 – $1,691 million).

The funded status based on the accumulated benefit obligation for all DB Plans is as follows:

at December 31 (millions of Canadian dollars)	2012	2011

Accumulated benefit obligation	(1,966)	(1,691)
Plan assets at fair value	1,825	1,656

Funded Status – Deficit	(141)	(35)

Included in the above accumulated benefit obligation and fair value of plan assets are the following amounts in respect of plans that are not fully funded.

at December 31 (millions of Canadian dollars)	2012	2011

Accumulated benefit obligation	(1,966)	(446)
Plan assets at fair value	1,825	391

Funded Status – Deficit	(141)	(55)

The Company pension plans' weighted average asset allocations and target allocations by asset category were as follows:

Asset Category

	Percentage of Plan Assets		Target Allocations
at December 31	2012	2011	2012

Debt securities	36%	39%	35% to 60%
Equity securities	64%	61%	40% to 65%

	100%	100%

Debt securities included the Company's debt of $2 million (0.1 per cent of total plan assets) and $2 million (0.1 per cent of total plan assets) at December 31, 2012 and 2011, respectively. Equity securities included the Company's common shares of $3 million (0.2 per cent of total plan assets) and $3 million (0.2 per cent of total plan assets) at December 31, 2012 and 2011, respectively.

Pension plan assets are managed on a going concern basis, subject to legislative restrictions, and are diversified across asset classes to maximize returns at an acceptable level of risk. Asset mix strategies consider plan demographics and may include traditional equity and debt securities, as well as alternative assets such as infrastructure, private equity and derivatives to diversify risk. Derivatives are not used for speculative purposes and the use of leveraged derivatives is prohibited.

All investments are measured at fair value using market prices. Where the fair value cannot be readily determined by reference to generally available price quotations, the fair value is determined by considering the discounted cash flows on a risk-adjusted basis and by comparison to similar assets which are publicly traded.

The following table presents plan assets for DB Plans and other post-retirement benefits measured at fair value, which have been categorized into three categories based on a fair value hierarchy. In Level I, the fair value of assets is determined by reference to quoted prices in active markets for identical assets that the Company has the ability to access at the measurement date. In Level II, the fair value of assets is determined using valuation techniques, such as option pricing models and extrapolation using significant inputs, which are observable directly or indirectly. In Level III, the fair value of assets is determined using a market approach based on inputs that are unobservable and significant to the overall fair value measurement.

at December 31 (millions of	Quoted Prices in Active Markets (Level I)		Significant Other Observable Inputs (Level II)		Significant Unobservable Inputs (Level III)		Total		Percentage of Total Portfolio
Canadian dollars)	2012	2011	2012	2011	2012	2011	2012	2011	2012	2011

Asset Category
Cash and cash equivalents	17	25	–	–	–	–	17	25	1%	1%
Equity Securities:
Canadian	400	374	113	95	–	–	513	469	28%	28%
U.S.	309	251	38	55	–	–	347	306	19%	18%
International	31	25	263	231	–	–	294	256	16%	15%
Global	–	–	13	–	–	–	13	–	–	–
Fixed Income Securities:
Canadian Bonds:
Federal	–	–	314	303	–	–	314	303	17%	18%
Provincial	–	–	161	158	–	–	161	158	9%	9%
Municipal	–	–	5	4	–	–	5	4	–	–
Corporate	–	–	65	47	–	–	65	47	4%	3%
U.S. Bonds:
State	–	–	33	29	–	–	33	29	2%	2%
Corporate	–	–	45	29	–	–	45	29	2%	2%
International:
Corporate	–	–	9	9	–	–	9	9	–	1%
Mortgage Backed	–	–	22	30	–	–	22	30	1%	2%
Other Investments:
Private Equity Funds	–	–	–	–	19	20	19	20	1%	1%

	757	675	1,081	990	19	20	1,857	1,685	100%	100%

The following table presents the net change in the Level III fair value category:

(millions of Canadian dollars, pre-tax)	Private Equity Funds

Balance at December 31, 2010	21
Realized and unrealized losses	(2)
Purchases and sales	1

Balance at December 31, 2011	20

Realized and unrealized losses	(1)

Balance at December 31, 2012	19

The Company's expected funding contributions in 2013 are approximately $71 million for the DB Plans and approximately $33 million for the other post-retirement benefit plans, Savings Plan and DC Plans. In addition, the Company expects to provide a $59 million letter of credit to the Canadian DB Plan.

The following are estimated future benefit payments, which reflect expected future service:

(millions of Canadian dollars)	Pension Benefits	Other Post- Retirement Benefits

2013	90	9
2014	96	9
2015	101	10
2016	107	10
2017	111	11
2018 to 2022	636	58

The rate used to discount pension and other post-retirement benefit plan obligations was developed based on a yield curve of corporate AA bond yields at December 31, 2012. This yield curve is used to develop spot rates that vary based on the duration of the obligations. The estimated future cash flows for the pension and other post-retirement obligations were matched to the corresponding rates on the spot rate curve to derive a weighted average discount rate.

The significant weighted average actuarial assumptions adopted in measuring the Company's benefit obligations were as follows:

	Pension Benefit Plans		Other Post-Retirement Benefit Plans
at December 31	2012	2011	2012	2011

Discount rate	4.35%	5.05%	4.35%	5.10%
Rate of compensation increase	3.15%	3.15%

The significant weighted average actuarial assumptions adopted in measuring the Company's net benefit plan costs were as follows:

	Pension Benefit Plans			Other Post-Retirement Benefit Plans
year ended December 31	2012	2011	2010	2012	2011	2010

Discount rate	5.05%	5.55%	6.00%	5.10%	5.60%	6.00%
Expected long-term rate of return on plan assets	6.70%	6.95%	6.95%	6.40%	6.40%	7.80%
Rate of compensation increase	3.15%	3.10%	3.20%

The overall expected long-term rate of return on plan assets is based on historical and projected rates of return for the portfolio in aggregate and for each asset class in the portfolio. Assumed projected rates of return are selected after analyzing historical experience and estimating future levels and volatility of returns. Asset class benchmark returns, asset mix and anticipated benefit payments from plan assets are also considered in determining the overall expected rate of return. The discount rate is based on market interest rates of high-quality bonds that match the timing and benefits expected to be paid under each plan.

A 7.5 per cent average annual rate of increase in the per capita cost of covered health care benefits was assumed for 2013 measurement purposes. The rate was assumed to decrease gradually to five per cent by 2020 and remain at this level thereafter. A one per cent change in assumed health care cost trend rates would have the following effects:

(millions of Canadian dollars)	Increase	Decrease

Effect on total of service and interest cost components	1	(1)
Effect on post-retirement benefit obligation	17	(14)

The Company's net benefit cost is as follows:

year ended December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
(millions of Canadian dollars)	2012	2011	2010	2012	2011	2010

Service cost	66	54	50	2	2	2
Interest cost	94	91	89	8	9	9
Expected return on plan assets	(113)	(114)	(108)	(2)	(2)	(2)
Amortization of actuarial loss	18	10	5	1	1	1
Amortization of past service cost	2	2	2	1	–	–
Amortization of regulatory asset	19	12	5	1	1	1
Amortization of transitional obligation related to regulated business	–	–	–	2	2	2

Net Benefit Cost Recognized	86	55	43	13	13	13

Pre-tax amounts recognized in AOCI were as follows:

at December 31	2012		2011		2010
(millions of Canadian dollars)	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits

Net loss	362	33	282	29	179	24
Prior service cost	5	2	7	2	9	2

	367	35	289	31	188	26

The estimated net loss and prior service cost for the DB Plans that will be amortized from AOCI into net periodic benefit cost in 2013 are $31 million and $2 million, respectively. The estimated net loss and prior service cost for the other post-retirement plans that will be amortized from AOCI into net periodic benefit cost in 2013 is $2 million and nil, respectively.

Pre-tax amounts recognized in OCI were as follows:

at December 31	2012		2011		2010
(millions of Canadian dollars)	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits

Amortization of net loss from AOCI to OCI	(19)	(1)	(10)	(1)	(5)	(1)
Amortization of prior service costs from AOCI to OCI	(2)	–	(2)	–	(2)	–
Funded status adjustment	99	5	113	6	15	4

	78	4	101	5	8	3